Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net Loss	$ (14,641)	$ (4,720)	$ (27,129)	$ (13,201)	$ (27,503)	$ (11,729)
Unrealized foreign exchange gain/(loss) from cumulative translation adjustments	(5)	15	(15)	34	21	49
Comprehensive Loss	$ (14,646)	$ (4,705)	$ (27,144)	$ (13,167)	$ (27,482)	$ (11,680)